Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Consolidated Statements of Comprehensive Income (Loss)
Net loss	$ (5,612,941)	¥ (36,624,446)	¥ (172,460,914)	¥ (394,797,299)
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustment	(2,466,150)	(16,091,629)	(3,245,903)	12,501,586
Other comprehensive income (loss)	(2,466,150)	(16,091,629)	(3,245,903)	12,501,586
Comprehensive loss	(8,079,091)	(52,716,075)	(175,706,817)	(382,295,713)
Less: comprehensive loss attributable to noncontrolling interest	(787,118)	(5,135,944)	(7,748,689)	(6,934,658)
Comprehensive loss attributable to ordinary shareholders	$ (7,291,973)	¥ (47,580,131)	¥ (167,958,128)	¥ (375,361,055)